16. Contingent Liability (Details Narrative) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Loans sold through the MPF program	$ 51,157,934	$ 50,925,686
Notional amount of the maximum CEO	1,139,726	1,675,687
Accrued contingent liability	$ 132,476	$ 132,476